Open Tax Years and Tax Examinations (Detail)	12 Months Ended
Dec. 31, 2014
Earliest Tax Year | Netherlands
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2008
Earliest Tax Year | Czech Republic
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | United Kingdom
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Earliest Tax Year | United States
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Earliest Tax Year | Germany
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2009
Earliest Tax Year | France
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | Cyprus
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | China
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Earliest Tax Year | Israel
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Earliest Tax Year | Switzerland
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Earliest Tax Year | Australia
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | Canada
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Earliest Tax Year | BRAZIL
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2008
Earliest Tax Year | SPAIN
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | INDIA
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Earliest Tax Year | NORWAY
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | SWEDEN
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2008
Earliest Tax Year | DENMARK
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Latest Tax Year | Netherlands
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | Czech Republic
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | United Kingdom
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | United States
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | Germany
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | France
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | Cyprus
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Latest Tax Year | China
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | Israel
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | Switzerland
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | Australia
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | Canada
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | BRAZIL
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | SPAIN
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | INDIA
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | NORWAY
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | SWEDEN
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Latest Tax Year | DENMARK
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014